Annual Total Returns[BarChart] - Money Market Fund - Money Market Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.17%)	(0.17%)	(0.16%)	(0.14%)	(0.11%)	0.14%	0.70%	1.71%	2.01%	0.28%